Total revenues (Tables)	12 Months Ended
Dec. 31, 2023
Total revenues
Revenue by collaboration and by category of revenue

	Over time	Point in time	2023	2022(*)	2021(*)
			(Euro, in	(Euro, in	(Euro, in
			thousands)	thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€230,242	€230,423	€230,582
Gilead collaboration agreement for drug discovery platform	Ö		230,242	230,423	230,582

Reimbursement income			-	56	-
Novartis collaboration agreement for MOR106	Ö		-	56	-

Royalties			9,482	10,770	3,801
Gilead royalties on Jyseleca		Ö	9,466	10,726	3,757
Other royalties		Ö	16	44	43
Total collaboration revenues			€239,724	€241,249	€234,383